Other payables to third parties	12 Months Ended
Dec. 31, 2014
Other payables to third parties
Other payables to third parties

17.Other payables to third parties

Other payables consisted of the following:

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Payables for purchase of property, plant and equipment	221,232	195,069
Payables for project assets	—	134,667
Payables for land use rights	35,000	33,000
Miscellaneous tax payables	18,253	34,033
Deposits	5,433	21,679
Labor services payables	11,959	8,634
Logistic charges	28,422	48,132
Payable to staff *	52,732	—
Interest	88,060	181,857
Others	21,179	36,300
Total other payables	482,270	693,371

*Amount due to employees related to short term borrowings from employees at an average interest rate of 9%.